SUBSEQUENT EVENTS (Details) - USD ($)	Feb. 01, 2022	Aug. 12, 2021
Subsequent Event [Abstract]
Fees payable to advisor		$ 5,000,000
Subsequent Event [Member]
Subsequent Event [Abstract]
Percentage of non-refundable cash fee	4.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Abstract]
Fees payable to advisor	$ 1,500,000